EARNINGS/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company		$ (1,481)	¥ (10,742)	¥ 1,949	$ (3,570)		¥ (24,623)		¥ (48,152)	¥ 24,336
Weighted average number of ordinary shares in issue during the year		40,948,082	40,948,082	40,948,082	40,948,082		40,948,082		40,720,246	31,308,653
Weighted average number of ordinary shares for basic earning per share					8,189,617	[1]	8,189,617	[1]	8,144,050	6,261,731
Earnings/(loss) per share:
Basic and diluted | (per share)		$ (0.18)	¥ (1.31)	¥ 0.24	$ (0.44)		¥ (3.00)		¥ (5.91)	¥ 3.89
Weighted average number of ordinary shares for basic earnings/(loss) per share	[2]	8,197,897	8,197,897	8,197,897
Weighted average number of ordinary shares for diluted earnings/(loss) per share	[2]	8,197,897	8,197,897	8,197,897
Earnings/(loss) per share, Basic | (per share)	[2]	$ (0.18)	¥ (1.31)	¥ 0.24
Earnings/(loss) per share, Diluted | (per share)	[2]	$ (0.18)	¥ (1.31)	¥ 0.24

[1]	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.
[2]	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the share combination which became effective on April 3, 2023.